Restructuring and Other	12 Months Ended
Mar. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring and Other
14 - Restructuring and Other
Restructuring
In March 2022, the Company announced a restructuring plan to align its workforce with strategic business activities and to improve efficiencies in its operations. For the fiscal year ended March 31, 2023, the Company recognized restructuring expenses of $1.5 million in restructuring and related costs in the Consolidated Income Statements in connection with these activities. Restructuring activities were completed and the restructuring liability was settled in the fiscal year ended March 31, 2023.